Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Tenant improvements allowance from landlord						$ 245,000
Rent abatement						186,600
Operating lease rent expense		61,181	68,355	181,682	201,231	225,479	229,795
Deferred rent		381,869		381,869		325,508	0
Contingent shares issuable	8,000,000			8,000,000	8,000,000	8,000,000
Office Building
Commitments and Contingencies Disclosure [Line Items]
Lease monthly base rent payment						20,115
Other Locations
Commitments and Contingencies Disclosure [Line Items]
Lease monthly base rent payment						$ 2,700
Number of office locations						2